AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 93.3%
Communication Services - 3.4%
Link Net Tbk PT (Indonesia)	4,981,300	$1,397,794
Reading International, Inc., Class A (United States)*	361,100	1,827,166
Spark Networks SE, ADR (Germany)*	86,000	301,860

Total Communication Services		3,526,820
Consumer Discretionary - 15.1%
B&S Group, S.A.R.L. (Luxembourg)[1]	327,706	3,044,470
The Cato Corp., Class A (United States)	73,000	1,207,420
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	90,400	949,211
Legacy Housing Corp. (United States)*	232,100	4,170,837
Texhong Textile Group, Ltd. (Hong Kong)	1,900,000	2,736,266
Vivo Energy PLC (United Kingdom)[1]	2,400,000	3,460,123

Total Consumer Discretionary		15,568,327
Consumer Staples - 14.6%
Anora Group OYJ (Finland)	115,450	1,339,990
Cosco Capital, Inc. (Philippines)	10,602,600	1,043,912
Delfi, Ltd. (Singapore)	2,300,000	1,295,846
Italian Wine Brands S.P.A (Italy)	115,000	5,448,299
Naked Wines PLC (United Kingdom)*	540,000	5,042,240
NeoPharm Co., Ltd. (South Korea)	40,000	937,377

Total Consumer Staples		15,107,664
Energy - 13.8%
Amplify Energy Corp. (United States)*	170,000	904,400
Evolution Petroleum Corp. (United States)	205,000	1,164,400
Hargreaves Services PLC (United Kingdom)	419,751	2,468,407
Lamprell PLC (United Arab Emirates)*	763,599	367,822
Pardee Resources Co., Inc. (United States)	7,352	1,389,528
Total Energy Services, Inc. (Canada)*	2,200,000	7,937,786

Total Energy		14,232,343
Financials - 7.1%
Omni Bridgeway, Ltd. (Australia)*	2,950,000	7,301,403
Health Care - 1.1%
HLS Therapeutics, Inc. (Canada)	14,660	213,199
WIN-Partners Co., Ltd. (Japan)	108,800	955,900

Total Health Care		1,169,099
Industrials - 19.6%
AMERCO (United States)	5,700	3,682,371
Boustead Singapore, Ltd. (Singapore)	3,178,000	2,258,632
CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,930,336
Compagnie de L'Odet SA (France)	800	1,112,016
GrafTech International, Ltd. (United States)	123,000	1,269,360
	Shares	Value

Komelon Corp. (South Korea)	84,571	$858,422
Mitani Corp. (Japan)	28,800	506,786
Ocean Wilsons Holdings, Ltd. (Bermuda)	305,000	4,027,379
Sam Yung Trading Co., Ltd. (South Korea)	210,390	2,746,461
Sekisui Jushi Corp. (Japan)	59,000	1,120,136
Utoc Corp. (Japan)	155,200	765,202

Total Industrials		20,277,101
Information Technology - 2.6%
Bixolon Co., Ltd. (South Korea)	235,487	1,188,685
Ifis Japan, Ltd. (Japan)	90,000	575,191
Reckon, Ltd. (Australia)	645,685	468,642
Webstep A.S. (Norway)[1]	129,967	474,269

Total Information Technology		2,706,787
Materials - 15.6%
Amerigo Resources, Ltd. (Canada)*	1,125,000	1,119,138
Brickability Group PLC (United Kingdom)	2,770,000	4,086,866
KISCO Holdings Co., Ltd. (South Korea)	32,000	581,203
Master Drilling Group, Ltd. (South Africa)*	1,178,934	876,836
Pumtech Korea Co., Ltd. (South Korea)	29,500	601,952
SK Kaken Co., Ltd. (Japan)	1,500	531,841
Trecora Resources (United States)*	1,015,000	8,302,700

Total Materials		16,100,536
Utilities - 0.4%
Maxim Power Corp. (Canada)*	140,000	344,860

Total Common Stocks (Cost $77,595,307)		96,334,940

	Principal Amount
Corporate Bonds and Notes - 0.5%
Industrials - 0.5%
Helix Energy Solutions Group, Inc. (United States) 4.125%, 09/15/23[2]	$500,000	471,875

Total Corporate Bonds and Notes (Cost $398,832)		471,875

Shares
Closed-End Fund - 0.4%
Industrials - 0.4%
Excelsior Capital, Ltd. (Australia) (Cost $437,212)	375,377	439,166

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Preferred Stock - 1.8%
Information Technology - 1.8%
Samsung Electronics Co., Ltd., 2.230% (South Korea)	32,500	$1,896,008

Total Preferred Stock (Cost $568,024)		1,896,008
Short-Term Investments - 3.6%
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	1,214,506	1,214,506
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	1,214,507	1,214,507
	Shares	Value

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	1,251,310	$1,251,310

Total Short-Term Investments (Cost $3,680,323)		3,680,323
Total Investments - 99.6% (Cost $82,679,698)		102,822,312
Other Assets, less Liabilities - 0.4%		460,535
Net Assets - 100.0%		$103,282,847

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $6,978,862 or 6.8% of net assets.
[2]	Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at September 30, 2021, amounted to $471,875 or 0.5% of net assets.
[3]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$12,349,758	$7,927,343	—	$20,277,101
Materials	14,385,540	1,714,996	—	16,100,536
Consumer Discretionary	8,838,380	6,729,947	—	15,568,327
Consumer Staples	13,126,375	1,981,289	—	15,107,664
Energy	11,763,936	2,468,407	—	14,232,343
Financials	—	7,301,403	—	7,301,403
Communication Services	2,129,026	1,397,794	—	3,526,820
Information Technology	474,269	2,232,518	—	2,706,787
Health Care	213,199	955,900	—	1,169,099
Utilities	344,860	—	—	344,860
Corporate Bonds and Notes†	—	471,875	—	471,875
Closed-End Fund†	—	439,166	—	439,166
Preferred Stock†	—	1,896,008	—	1,896,008
Short-Term Investments
Other Investment Companies	3,680,323	—	—	3,680,323
Total Investments in Securities	$67,305,666	$35,516,646	—	$102,822,312

†	All corporate bonds and notes, closed-end fund and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes, closed-end fund and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	8.3
Bermuda	4.1
Canada	9.7
Finland	1.3
France	1.1
Germany	0.3
Hong Kong	2.8
Indonesia	1.4
Italy	5.5
Japan	4.5
Luxembourg	3.1
Malaysia	1.9
Norway	0.5
Philippines	1.0
Singapore	3.6
South Africa	0.9
South Korea	9.8
United Arab Emirates	0.4
United Kingdom	15.2
United States	24.6
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.